OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 14 – OTHER LIABILITIES

Other liabilities are as follows:

	December 31,
	2020	2019

Severance pay liability	$1,556	$1,493
Deferred revenue	263	268
Deferred VAT	10,319	-
Deferred wage tax and social security	13,100	-
Other	446	-
Total other liabilities	$25,684	$1,761

Deferred VAT and deferred wage tax relates to measurements taken by the Dutch government, on which they postponed all VAT payable for the year 2020 and all wage tax and social security payable for the months March – December 2020 to be paid in 36 installments starting October 2021.